Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	¥ 1,093,250		¥ 0
Short-term Investments	4,587,610	$ 668,436	3,437,707
Long-term Investments	3,365,906	$ 490,429	1,808,601
EquityInvestmentsWith Readily Determinable Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Investments	157,400
NonMarketable Equity Security Held By An Investment Company Within The Group [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Investments	18,100
Fair Value, Inputs, Level 1 [Member] | EquityInvestmentsWith Readily Determinable Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	910,650		0
Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Investments	4,587,610		3,437,707
Fair Value, Inputs, Level 3 [Member] | NonMarketable Equity Security Held By An Investment Company Within The Group [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	182,600		0
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	¥ 1,069,646		¥ 56,137